CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 98,142	$ 171,718
Accounts receivable, trade (Note 2(f))	5,903	4,512
Due from related parties (Notes 2(g) and 4(b))	102	5,103
Inventories (Note 2(h))	5,860	6,251
Prepaid expenses and other assets	5,309	5,929
Total current assets	115,316	193,513
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs (Note 5)	46,863	44,514
Vessels (Note 6)	1,987,419	1,947,992
Accumulated depreciation (Note 6)	(583,507)	(507,189)
Vessels' net book value (Note 6)	1,403,912	1,440,803
Property and equipment, net (Note 7)	23,114	23,489
Total fixed assets	1,473,889	1,508,806
OTHER NON-CURRENT ASSETS:
Compensating cash balance (Notes 2(e) and 8)	23,000	21,500
Due from related parties, non-current (Notes 2(g) and 4(b))	45,417	43,750
Equity method investments (Note 3)	6,014	62,487
Deferred charges, net (Notes 2(m) and 2(n))	5,027	6,909
Total assets	1,668,663	1,836,965
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs, current (Note 8)	65,072	40,984
Accounts payable, trade and other	6,572	8,963
Due to related parties (Note 4)	25	64
Accrued liabilities	5,734	6,449
Deferred revenue	822	2,414
Other current liabilities	0	15
Total current liabilities	78,225	58,889
Long-term debt, net of current portion and deferred financing costs, non-current (Note 8)	533,109	559,087
Other non-current liabilities	740	623
Commitments and contingencies (Note 9)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 10(a))	26	26
Common stock, $0.01 par value; 200,000,000 shares authorized and 84,696,017 and 82,546,017 issued and outstanding at December 31, 2016 and 2015, respectively (Note 10(b))	847	825
Additional paid-in capital	985,171	976,880
Accumulated other comprehensive income	185	269
Retained earnings	70,360	240,366
Total stockholders' equity	1,056,589	1,218,366
Total liabilities and stockholders' equity	$ 1,668,663	$ 1,836,965